Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
15. Related-Party Transactions
Atomic Labs, LLC (“Atomic Labs”) is a related-party venture capital startup studio that launched the Company, providing initial capital and governance. During the initial years of operation, the Company utilized operational support from Atomic Labs, primarily consisting of providing office space, conducting back-office professional services, and administering operating expenses. Additionally, an affiliated company of Atomic Labs provides professional services to the Company, primarily to support engineering and operations functions. All services were provided at cost. For both the three months ended March 31, 2021 and 2020, the Company recorded a total of $0.8 million to Atomic Labs and its affiliated company for services performed and costs incurred on behalf of the Company. There was no accounts payable balance owed to Atomic Labs and its affiliated company as of March 31, 2021 or December 31, 2020.
In addition, for the three months ended March 31, 2021 and 2020, the Company recorded $0.1 million and less than $0.1 million for payments made to Vouched, a related-party company that provides identity verification services. These expenses were recognized as selling, general, and administrative expenses. There was $0.1 million and less than $0.1 million of payables owed to Vouched as of March 31, 2021 and December 31, 2020.
Nonrecourse Related-Party Promissory Notes
As of December 31, 2020, the Company had promissory notes from certain of the Company’s executive officers, as well as a founding employee and an executive chairman. The promissory notes, which were issued to the Company by the related parties as consideration for the exercise of stock options, are considered nonrecourse notes for accounting purposes. The loans are secured by the shares of Hims Class A common stock held by the individuals. There were 16,345,627 shares of Hims Class A common stock securing the related-party promissory notes as of December 31, 2020. The related-party promissory notes bore interest between 2.21% and 3.02% per annum. The loans were due upon the earliest of (1) ten years from the debt issuance date, (2) a liquidation of the Company, or (3) six months following an initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended. Prepayment of principal and interest may be made at any time without penalty.
The nonrecourse related-party promissory notes are not given accounting effect until the notes are repaid in full as the underlying stock options are not considered exercised for accounting purposes. As of December 31, 2020, the total outstanding balance under these promissory notes was $7.2 million.
In connection with the Merger, the obligations due under all nonrecourse related-party promissory notes were satisfied through the payment of $1.2 million and the forfeiture of 370,734 shares of Hims Class A common stock. The related-party promissory notes were settled within additional paid-in
capital on the condensed consolidated balance sheet.
Redeemable Common Stock Transaction
On September 23, 2019, the Company’s CEO and a member of its Board of Directors, sold 737,058 shares of Hims Class A common stock to third party purchasers at $6.11 per share for aggregate consideration of $4.5 million pursuant to Hims Class A Common Stock Purchase Agreements. Under the terms of the vendor service agreement with the third party, the purchasers were granted a put right entitling them to sell the shares to the Company at $6.11 per share for a period of six months. The put right expired on March 23, 2020 without the purchasers exercising their rights to sell the shares to the Company. The Company recorded stock-based compensation expense associated with the transaction of $3.0 million. Upon expiration of the redemption right, the Company reclassified the aggregate consideration of $4.5 million that was subject to redemption from mezzanine equity to stockholders’ equity on the condensed consolidated balance sheet as of March 31, 2020.

Note 4—Related Party Transactions
Founder Shares
In April 2019, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 4,312,500 Class B ordinary shares, par value $0.0001, (the “Founder Shares”). On June 26, 2019, the Company effected a pro rata share capitalization resulting in an increase in the total number of Class B ordinary shares outstanding from 4,312,500 to 5,031,250. All share amounts have been retroactively restated to reflect the share capitalization. The Sponsor had agreed to forfeit up to 656,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture would have been adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would have represented 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on July 22, 2019; thus, the Founder Shares are no longer subject to forfeiture.

The initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at
least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Private Placement Warrants
Concurrently with the closing of the Initial Public Offering, on July 22, 2019 the Company sold 4,016,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $6.03 million. Each whole Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share. Certain of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering and are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private
Placement Warrants are non-redeemable and exercisable on a
cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not consummated within the Combination Period, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.
Expense Reimbursements
Prior to the closing of the Initial Public Offering, the Sponsor agreed, pursuant to an expense reimbursement agreement (the “Expense Reimbursement Agreement”), to advance the Company up to $300,000 to pay for a portion of the expenses incurred in connection with the Initial Public Offering. The Sponsor advanced approximately $62,000 to the Company under the Expense Reimbursement Agreement. The Company repaid this advance in full on November 18, 2019.

Administrative Support Agreement
Commencing on the effective date of the Initial Public Offering, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of an initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred approximately $120,000 and $55,000 for the year ended December 31, 2020 and during the period from April 9, 2019 (inception) through December 31, 2019, respectively, in expenses in connection with such services as reflected in the accompanying statement of operations. As of December 31, 2020 and December 31, 2019, the Company had approximately $60,000 and $55,000, respectively, in accrued expenses for related party in connection with such services as reflected in the accompanying balance sheets. During the year ended December 31, 2020, the Company paid approximately $115,000 of the outstanding accrued administrative support fees.